Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 3,213,645	$ 3,567,024
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $(1,901,395) and $509,349 for 2013 and 2012, respectively	(3,690,942)	988,737
Less: reclassification adjustment for realized gains included in net income, net of taxes of $305,286 and $393,901 for 2013 and 2012, respectively	592,615	764,634
Total other comprehensive income	(4,283,557)	224,103
Comprehensive Income (Loss)	$ (1,069,912)	$ 3,791,127